Investments in Unconsolidated Affiliates and Variable Interest Entities - Investment in Orme Live, Inc. (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
ORME
Schedule Of Asset Acquisition [Line Items]
Proportional share of the operating results	$ 0	$ 80	$ 0	$ 140	$ (150)